Stock Award Plans - Nonvested Restricted Stock (Details) - Restricted Stock Awards - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Outstanding
Outstanding at beginning of period (in shares)	460,999	466,681	490,363
Granted (in shares)	249,272	205,100	238,450
Vested (in shares)	(159,103)	(198,620)	(116,878)
Forfeited (in shares)	(115,330)	(12,162)	(145,254)
Outstanding at end of period (in shares)	435,838	460,999	466,681
Weighted Average Fair Value
Outstanding at beginning of period (in dollars per share)	$ 22.52	$ 18.56	$ 16.00
Granted (in dollars per share)	21.41	26.11	18.89
Vested (in dollars per share)	26.09	16.65	20.95
Forfeited (in dollars per share)	10.61	27.00	8.56
Outstanding at end of period (in dollars per share)	$ 23.73	$ 22.52	$ 18.56